Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands		6 Months Ended
	Jun. 28, 2018 USD ($)	Jun. 30, 2018 USD ($) FinancialInstitution	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) FinancialInstitution	Dec. 31, 2016 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents		$ 12,218		$ 8,889
Restricted cash		50		1,550
Restricted cash, non-current		730		600
Total		12,998	$ 9,197	11,039	$ 15,908
Restricted deposits				1,500
Minimum liquidity requirements, restricted		500		500
Minimum liquidity requirements		5,500
Dry-docking reserve account		230		100
Restricted deposits pledged as collateral		$ 50		$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution		1		1
Deposit made under sale and leaseback agreement	$ 1,325	$ 1,325	$ 0